SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Dec. 31, 2023
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

NOTE 4.  SIGNIFICANT ACCOUNTING POLICIES

The accounting policies are set out in Note 4 to the Company’s audited consolidated financial statements for the fiscal year ended March 31, 2023 (“Fiscal 2023”). These policies have been applied consistently to all periods presented in these condensed consolidated interim financial statements.

Warrant Liabilities

On September 29, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional and accredited investor in connection with a registered direct offering (the “Registered Direct Offering”) and a concurrent private placement (the “Private Placement,” and together with the Registered Direct Offering, the “Offerings”). The Offerings closed on October 3, 2023.

Pursuant to the Purchase Agreement, in the Registered Direct Offering, the Company sold (i) 1,970,000 shares of the Company’s ordinary shares at a purchase price of $1.90 per share and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,187,895 ordinary shares, at a purchase price of $1.899 per Pre-Funded Warrant. Each Pre-Funded Warrant is exercisable for one ordinary share at an exercise price of $0.001 per share, is immediately exercisable, and will expire when exercised in full.

In the Private Placement, the Company issued to such institutional and accredited investor unregistered warrants to purchase up to 3,157,895 ordinary shares (the “Series A Warrants”), unregistered warrants to purchase up to 3,157,895 ordinary shares (the “Series B Warrants”), and unregistered warrants to purchase up to 3,157,895 ordinary shares (the “Series C Warrants,” together with the Series A Warrants and the Series B Warrants, the “Private Warrants”), together exercisable for an aggregate of up to 9,473,685 ordinary shares (the “Private Warrant Shares”). Pursuant to the terms of the Purchase Agreement, for each ordinary share and Pre-Funded Warrant issued in the Registered Direct Offering, an accompanying Series A Warrant, Series B Warrant and Series C Warrant were issued to such institutional and accredited investor. Each Series A Warrant is exercisable for one Private Warrant Share at an exercise price of $1.90 per share, is immediately exercisable and will expire 18 months from the date of issuance. Each Series B Warrant is exercisable for one Private Warrant Share at an exercise price of $2.26 per share, is immediately exercisable and will expire three years from the date of issuance. Each Series C Warrant is exercisable for one Private Warrant Share at an exercise price of $2.26 per share, is immediately exercisable and will expire five years from the date of issuance. The net proceeds to the Company from the Offerings were approximately $5.3 million, after deducting placement agent’s fees and estimated offering expenses.

The Company filed the Resale Registration Statement (as defined below) to register for the resale of the Private Warrant Shares and the ordinary shares issuable upon the exercise of the Placement Agent Warrants, which was declared effective by the SEC on November 7, 2023. Pursuant to the terms of the Purchase Agreement, the Company is obligated to use its commercially reasonable efforts to keep the Resale Registration Statement effective at all times until such institutional and accredited investor (and its successors and assigns) no longer owns any Private Warrants or ordinary shares issuable upon exercise thereof.

The Company accounts for the Series B Warrants, the Series C Warrants and the Placement Agent Warrants (defined below) under IAS 9, “Financial Instruments” and IAS 32, “Financial Instruments: Presentation”. IAS 32 states a financial liability is any liability that is:

(a)	a contractual obligation:
(i)	to deliver cash or another financial asset to another entity; or
(ii)	to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the entity; or
(b)	a contract that will or may be settled in the entity’s own equity instruments and is:
(i)	a non-derivative for which the entity is or may be obliged to deliver a variable number of the entity’s own equity instruments; or
(ii)	a derivative that will or may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the entity’s own equity instruments. For this purpose, rights, options or warrants to acquire a fixed number of the entity’s own equity instruments for a fixed amount of any currency are equity instruments if the entity offers the rights, options or warrants pro rata to all of its existing owners of the same class of its own non-derivative equity instruments. Also, for these purposes the entity’s own equity instruments do not include puttable financial instruments that are classified as equity instruments in accordance with paragraphs 16A and 16B, instruments that impose on the entity an obligation to deliver to another party a pro rata share of the net assets of the entity only on liquidation and are classified as equity instruments in accordance with paragraphs 16C and 16D, or instruments that are contracts for the future receipt or delivery of the entity’s own equity instruments.

As an exception, an instrument that meets the definition of a financial liability is classified as an equity instrument if it has all the features and meets the conditions in paragraphs 16A and 16B or paragraphs 16C and 16D.

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities.

The Series B Warrants, the Series C Warrants and the Placement Agent Warrants (defined below) include the obligation, in the event of a Fundamental Transaction, as defined in such warrants, for the Company or the successor entity to purchase the warrants from the holder at the discretion of the holder and at the Black-Scholes value, as defined in the warrant agreements. As a result, management concluded that such warrants met the criteria of paragraphs 16A and 16B of IAS 32 and should be reflected as a liability on the condensed consolidated interim statement of financial position with the changes in fair value recognized in the current and future condensed consolidated interim statement of operations and other comprehensive income (loss).

Series A Warrants and Pre-Funded Warrants

The Series A Warrants and the Pre-Funded Warrants are classified as a component of equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the ordinary shares with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase such warrants, and permit the holders to receive a fixed number of ordinary shares upon exercise. In addition, the Series A Warrants and the Pre-Funded Warrants do not provide any guarantee of value or return. See Note 13, “Capital Stock,” for a further discussion.

Recent Accounting Pronouncements

IFRS Pronouncements Issued

Impact of Adoption of Significant New IFRS Standards in Fiscal 2023

(a)	Annual Improvements to IFRS Standards 2018-2020

The annual improvements process addresses issues in the 2018-2020 reporting cycles including changes to IFRS 9, “Financial Instruments,” IFRS 1, “First Time Adoption of IFRS,” IFRS 16, “Leases,” and IAS 41, “Biological Assets”.

i)	The amendment to IFRS 9 addresses which fees should be included in the 10% test for derecognition of financial liabilities.

ii)	The amendment to IFRS 1 allows a subsidiary adopting IFRS at a later date than its parent to also measure cumulative translation differences using the amounts reported by the parent based on the parent’s date of transition to IFRS.

iii)	The amendment to IFRS 16’s illustrative example 13 removes the illustration of payments from the lessor related to leasehold improvements.

These amendments were effective for annual periods beginning on or after January 1, 2022. The adoption of these amendments did not have a material effect on the Company’s annual consolidated financial statements or the condensed consolidated interim financial statements for the three and nine months ended December 31, 2023.

New Accounting Standards, Interpretations and Amendments

Standards issued but not yet effective up to the date of issuance of the Company’s condensed consolidated interim financial statements are listed below. This listing is of standards and interpretations issued, which the Company reasonably expects to be applicable at a future date. The Company intends to adopt those standards when they become effective.

(a)	IAS 1: Presentation of Financial Statements

The amendment to IAS 1 clarifies how to classify debt and other liabilities as either current or non-current. The amendment is effective for annual periods beginning on or after January 1, 2024. The Company is currently evaluating the new guidance and impacts on its consolidated financial statements.

(b)	Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and Its Associate or Joint Venture

The amendment addresses the conflict between IFRS 10, “Consolidated Financial Statements,” and IAS 28, “Investments in Associates and Joint Ventures,” in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the sale or contribution of assets that constitute a business, as defined in IFRS 3, “Business Combinations,” between an investor and its associate or joint venture, is recognized in full. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognized only to the extent of unrelated investors’ interests in the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively. The Company is evaluating whether the adoption of the above amendment will have a material impact on its consolidated financial statements.